MFS® Blended Research® Core Equity Fund
MFS® Blended Research® Core Equity Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is December 29, 2014.

MFS® Blended Research® Core Equity Fund

Effective immediately, the sub-sections entitled “Fees and Expenses” and “Example” under the main heading “Summary of Key Information” are restated in their entirety as follows:

Summary of Key Information

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 7 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS® Blended Research® Core Equity Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS® Blended Research® Core Equity Fund		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.19%
Total Annual Fund Operating Expenses		1.16%	1.91%	1.91%	0.91%	1.91%	1.41%	1.16%	0.91%	0.79%
Fee Reductions and/or Expense Reimbursements	[1]	(0.42%)	(0.42%)	(0.42%)	(0.42%)	(0.42%)	(0.42%)	(0.42%)	(0.42%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets annually. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least January 31, 2016. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.74% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.49% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.49% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 0.99% of the fund's average daily net assets annually for Class R2 shares, and 0.42% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least January 31, 2016.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS® Blended Research® Core Equity Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	646	880	1,135	1,865
B	552	856	1,189	2,000
C	252	556	989	2,196
I	50	244	459	1,078
R1	152	556	989	2,196
R2	101	401	728	1,651
R3	76	323	594	1,368
R4	50	244	459	1,078
R5	43	212	399	940

Expense Example No Redemption MFS® Blended Research® Core Equity Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	152	556	989	2,000
C	152	556	989	2,196